Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Warrants [Member]
Total antidilutive securities excluded from computation of earnings per share	3,304,872	2,694
Convertible Debt [Member]
Total antidilutive securities excluded from computation of earnings per share	2,333,333